NOTE 24. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
NOTE 24. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

The Company applies a systematic methodology to determine the allowance for credit losses for account receivables and net investments in direct financing and sales-type leases. Based upon a credit loss and risk factor analysis, since the Company only leases commercial vehicles to its customers, it considers its lessee customers as its only portfolio segment.

The Company further evaluated the portfolio by the class of the account receivables and net investments in direct financing and sales-type leases, which is defined as a level of information (below a portfolio segment) in which the receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk. The Company’s account receivables and net investments in direct financing and sales-type leases consist of the receivables from the net investment in direct financing and sales-type lease and the receivables from value-added services. Accounts receivable includes past due net investment in direct financing and sales-type leases and receivable of the value added services, such as the tires, fuel and insurance financing services. The Company only offers the optional value-added services to existing customers who have a history of making on-time payments with the Company. The Company controls legal title to the commercial vehicles leased to the lessee customers and it is allowed to repossess the commercial vehicles if the lessee customer defaults on its monthly installment payments (of the net investment in direct financing and sales-type lease) or the payment of value-added services. Therefore, both of these receivables are secured by the commercial vehicles leased to the lessee customers and the Company uses the same credit control to evaluate the risk of credit loss.

The credit quality of net investment in sales-type lease and receivable from value-added services is reviewed on a quarterly basis. Credit quality indicators include past due and undue.

Impaired net investment in direct financing and sales-type lease and receivable from value-added services

Net investment in direct financing and sales-type leases and account receivables is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the lease. The lease with past due receivable has the highest probability for credit loss. The finance receivable is impaired when the unpaid lease contract amount with past due receivable exceeds the most probable source of repayment, and the difference is recognized as allowance of credit loss, which will be allocated to accounts receivable and the excess portion, if any, to net investment in direct financing and sales-type lease. The most probable source of repayment is normally the residual value of commercial vehicles. In determining residual value of the commercial vehicles, the Company refers to the second-hand market values of the commercial vehicles as a reference.

Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Allowance for credit loss activity

The allowance for credit loss as of December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012

Balance at the beginning of the year	$12,337	$5,544
Provision during the year	18,886	14,550
Bad debts written off	(9,943)	(7,757)
Balance at the end of the year	$21,280	$12,337

Credit quality of finance receivables

The carrying amount of the past due and undue finance receivables as of December 31, 2013 and 2012 were as follows:

December 31, 2013	Undue	Past due	Total carrying amount

Net investment in direct financing and sales-type leases	$390,099	$—	$390,099
Accounts receivables	2,988	24,943	27,931
	$393,087	$24,943	$418,030

F-38

December 31, 2012	Undue	Past due	Total carrying amount

Net investment in direct financing and sales-type leases	$234,952	$—	$234,952
Accounts receivables	3,025	29,931	32,956
	$237,977	$29,931	$267,908

The carrying amount of the impaired finance receivables as of December 31, 2013 and 2012 were as follows:

December 31, 2013	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$6,414	$389	$6,025
Accounts receivables	39,036	20,891	18,145
	$45,450	$21,280	$24,170

December 31, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$5,084	$296	$4,788
Accounts receivables	29,716	12,041	17,675
	$34,800	$12,337	$22,463

The analysis of the age of the carrying amount of the overdue receivables as of December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012

Less than 90 days	$23,504	$19,103
Over 90 days	22,330	22,869
	45,834	41,972
Less: allowance for credit losses	(20,891)	(12,041)
Total	$24,943	$29,931

For the years ended December 31, 2013, 2012 and 2011, the average carrying amount of the impaired finance receivables was $22,762, $21,265 and $11,185, respectively. The related amount of interest income recognized was $3,149, $4,032 and $2,606, respectively.